Shareholders’ Equity (Details) - Schedule of fair value of the options	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Shareholders’ Equity (Details) - Schedule of fair value of the options [Line Items]
Expected volatility of the share prices (%)	66.00%
Bottom of range [member]
Shareholders’ Equity (Details) - Schedule of fair value of the options [Line Items]
Expected volatility of the share prices (%)		74.00%	78.00%
Risk-free interest rate (%)	1.5	0.6	1.21
Top of range [member]
Shareholders’ Equity (Details) - Schedule of fair value of the options [Line Items]
Expected volatility of the share prices (%)		79.00%	84.00%
Risk-free interest rate (%)	1.6	1.38	1.38